Restructuring and Other - Restructuring and Other (Details) (Parenthetical) (Details) - USD ($) $ in Millions		3 Months Ended			9 Months Ended		12 Months Ended
		Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Operating Lease, Impairment Loss								$ 12.8
Equipment Cost For Insurance Recoveries Amount								1.0	$ 8.4	$ 15.6
Development costs written off								5.8
Content impairments related to exiting local production in certain international territories		$ 7.3			$ 7.3
COVID-19 related charges (benefit)	[1]							(0.9)	(8.9)	(5.2)
Three Arts Entertainment
Restructuring Cost and Reserve [Line Items]
Incremental compensation expense			$ 49.2					$ 49.2
Fifty One Percent Consolidated Entity
Restructuring Cost and Reserve [Line Items]
Equity method investment ownership percentage			51.00%					51.00%
Loss associated with theft							$ 16.6
LIONSGATE STUDIOS CORP.
Restructuring Cost and Reserve [Line Items]
Insurance recoveries		0.0		$ 0.1	2.1	$ 0.6
LIONS GATE ENTERTAINMENT CORP [Member]
Restructuring Cost and Reserve [Line Items]
Incremental compensation expense			$ 49.2
Insurance recoveries		$ 0.0		0.1	3.1	0.7		$ 1.2	$ 14.1	$ 22.1
Content impairments related to exiting local production in certain international territories					$ 7.3
Number of positions eliminated, period percent		8.00%			8.00%
Restructuring expected cost		$ 26.1			$ 26.1
Severance costs		$ 14.6			$ 14.6
LIONS GATE ENTERTAINMENT CORP [Member] | Transaction and Other Costs
Restructuring Cost and Reserve [Line Items]
COVID-19 related charges (benefit)				$ 16.6		$ 16.6		$ 16.6
LIONS GATE ENTERTAINMENT CORP [Member] | Transaction and Other Costs | Consolidated Entity
Restructuring Cost and Reserve [Line Items]
Ownership percentage, parent			51.00%	51.00%		51.00%		51.00%

[1]	Amounts represent the incremental costs, if any, included in direct operating expense and distribution and marketing expense resulting from circumstances associated with the COVID-19 global pandemic, net of insurance recoveries. During the fiscal years ended March 31, 2024, 2023 and 2022, the Company has incurred a net benefit in direct operating expense due to insurance recoveries in excess of the incremental costs expensed in the period (see Note 15). These benefits (charges) are excluded from segment operating results.